MINERAL PROPERTY INTEREST (Details Narrative) - Idaho [Member]	3 Months Ended	12 Months Ended
	Jul. 31, 2017	Apr. 30, 2017
Mineral Leases Interest	100.00%	100.00%
Number of Mineral Leases	11	11
Mineral Royalty	The State of Idaho mineral leases are subject to a 5% production royalty on gross sales.	The State of Idaho mineral leases are subject to a 5% production royalty on gross sales.